CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Statement of Cash Flows) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 01, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income		$ (205,376)	$ 181,504	$ (270,916)		$ 83,076	$ 235,886	$ 187,294	$ 21,117
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization				122,849		107,945	218,933	199,383	186,412
Stock-based compensation				10,134		9,999	18,296	9,218	6,095
Change in fair value of catalyst lease obligation				1,484		4,633	(1,422)	(10,184)	(3,969)
Deferred income taxes		5,161	(5,576)	5,123		27,060	19,802	0	0
Non-cash lower of cost or market inventory adjustment				167,134		(216,843)	(521,348)	427,226	690,110
Non-cash change inventory repurchase obligations				(3,107)		26,172	29,453	63,389	(93,246)
Debt extinguishment costs		25,451	0	25,451		0
Pension and other post retirement benefits costs				21,121		15,355	37,987	26,982	22,600
Equity (income) loss in investee		(3,820)	0	(7,419)		0	(5,679)	0	0
Distributions from equity method investee				12,254		0
Loss (gain) on sale of assets				912		3,222	11,374	(1,004)	(895)
Loss (gain) on sale of assets		29	3,222	912		3,222	11,374	(1,004)	(895)
Equity in earnings (loss) of subsidiaries		0	0	0		0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable				6,121		(190,645)	(161,122)	97,636	45,378
Due to/from affiliates							9,721	12,104	8,407
Due to/from affiliates				(13,505)		(2,457)
Inventories				(178,738)		82,579	236,602	(271,892)	(394,031)
Prepaid expense and other current assets				(18,038)		(16,422)	(5,783)	(631)	23,686
Accounts payable				(144,819)		58,642	213,514	(25,015)	(67,111)
Accrued expenses				106,073		164,247	227,986	(37,737)	59,899
Deferred revenue				(7,408)		3,767	8,297	2,816	(6,539)
Other assets and liabilities				(40,525)		(12,522)	(20,878)	(27,182)	(2,225)
Net cash provided by operations				(205,819)		147,808	551,619	652,403	495,688
Cash flows from investing activities:
Expenditures for property, plant and equipment				(179,575)		(110,035)	(282,430)	(352,365)	(470,460)
Expenditures for deferred turnaround costs				(214,375)		(106,649)	(198,664)	(53,576)	(137,688)
Expenditures for other assets				(23,747)		(21,325)	(42,506)	(8,236)	(17,255)
Investment in subsidiaries						0			0
Capital contributions to subsidiaries								0
Chalmette Acquisition working capital settlement				0		(2,659)
Proceeds from sale of assets				0		6,860	24,692	168,270	202,654
Net cash used in investing activities				(417,697)		(233,808)	(1,473,499)	(811,211)	(422,749)
Cash flows from financing activities:
Additional catalyst lease							15,589	0	0
Contributions from PBF LLC				(97,000)		0	(450,300)		(328,664)
Distribution to Parent						0	0	0
Distribution to members				(5,252)		(61,667)	(139,434)	(350,658)	(361,352)
Proceeds from affiliate notes payable				0		635	43,396	347,783	90,631
Repayments of affiliate notes payable				0		(517)	(53,524)	0	0
Proceeds from revolver borrowings				290,000		550,000	550,000	170,000	395,000
Contributions from PBF LLC							450,300	345,000	328,664
Repayments of revolver borrowings				(290,000)		0	(200,000)	(170,000)	(410,000)
Payment of Financing and Stock Issuance Costs				(12,414)
Business Combination, Payment of Contingent Consideration						(6,970)
Proceeds from Rail Facility revolver borrowings							0	102,075	83,095
Repayments of Rail Facility revolver borrowings							(67,491)	(71,938)	(45,825)
Proceeds from 2023 Senior Secured Notes							0	500,000	0
Deferred financing costs				(12,414)		0	0	(17,108)	(11,719)
Net cash provided by financing activities				110,830		481,481	633,836	855,154	68,494
Net increase (decrease) in cash and cash equivalents				(512,686)		395,481	(288,044)	696,346	141,433
Cash and equivalents, beginning of period	$ 1,310,230			626,705	$ 1,310,230	914,749	914,749	218,403	76,970
Cash and equivalents, end of period		114,019	1,310,230	114,019	626,705	1,310,230	626,705	914,749	218,403
PBF Holding [Member]
Cash flows from operating activities:
Net income							235,886	187,294
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization							218,933	199,383
Stock-based compensation							18,296	9,218
Change in fair value of catalyst lease obligation							(1,422)	(10,184)
Non-cash lower of cost or market inventory adjustment							(521,348)	427,226
Non-cash change inventory repurchase obligations							29,453	63,389
Pension and other post retirement benefits costs							37,987	26,982
Loss (gain) on sale of assets							11,374	(1,004)
Equity in earnings (loss) of subsidiaries							0	0
Changes in operating assets and liabilities:
Accounts receivable							(161,122)	97,636
Due to/from affiliates							9,721	12,104
Inventories							236,602	(271,892)
Prepaid expense and other current assets							(5,783)	(631)
Accounts payable							213,514	(25,015)
Accrued expenses							227,986	(37,737)
Deferred revenue							8,297	2,816
Other assets and liabilities							(20,878)	(27,182)
Net cash provided by operations							551,619	652,403
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							(2,659)
Expenditures for property, plant and equipment							(282,430)	(352,365)
Expenditures for deferred turnaround costs							(198,664)	(53,576)
Expenditures for other assets							(42,506)	(8,236)
Investment in subsidiaries							0	0
Capital contributions to subsidiaries							0
Proceeds from sale of assets							24,692	168,270
Net cash used in investing activities							(1,473,499)	(811,211)
Cash flows from financing activities:
Distribution to members							(139,434)	(350,658)
Proceeds from affiliate notes payable							43,396	347,783
Proceeds from revolver borrowings							550,000	170,000
Contributions from PBF LLC							0	345,000
Repayments of revolver borrowings							(200,000)	(170,000)
Increase (Decrease) in Due to Other Related Parties				0
Proceeds from Rail Facility revolver borrowings								102,075
Repayments of Rail Facility revolver borrowings							(67,491)	(71,938)
Deferred financing costs								(17,108)
Net cash provided by financing activities							633,836	855,154
Net increase (decrease) in cash and cash equivalents							(288,044)	696,346
Cash and equivalents, beginning of period				626,705		914,749	914,749	218,403
Cash and equivalents, end of period					626,705		626,705	914,749	218,403
Issuer [Member]
Cash flows from operating activities:
Net income		(205,376)	181,504	(270,916)		83,076	235,886	187,942	21,117
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization				11,596		7,405	14,874	17,063	20,334
Stock-based compensation				0		0	0	0	0
Change in fair value of catalyst lease obligation				0		0	0	0	0
Deferred income taxes				0		0	0
Non-cash lower of cost or market inventory adjustment				167,134		(200,063)	(521,348)	279,785	566,412
Non-cash change inventory repurchase obligations				(3,107)		0	29,453	0	0
Debt extinguishment costs		25,451		25,451
Pension and other post retirement benefits costs				3,304		3,464	7,139	7,576	6,426
Equity (income) loss in investee		0		0			0
Distributions from equity method investee				0
Loss (gain) on sale of assets				0		0	2,392	(249)	(277)
Loss (gain) on sale of assets		0	0	0		0	2,392	(249)	(277)
Equity in earnings (loss) of subsidiaries		338,171	292,212	703,300		684,805	1,502,243	1,154,420	1,131,321
Changes in operating assets and liabilities:
Accounts receivable				21,334		(190,245)	(168,338)	87,689	69,887
Due to/from affiliates							(2,031,933)	(1,018,176)	(1,227,851)
Due to/from affiliates				(1,111,279)		(838,988)
Inventories				(141,219)		91,094	217,629	(108,751)	(259,352)
Prepaid expense and other current assets				(3,314)		(4,255)	(3,200)	2,721	22,287
Accounts payable				(120,026)		80,299	163,272	(38,609)	(71,821)
Accrued expenses				178,794		175,598	531,613	27,925	(131,903)
Deferred revenue				(6,002)		3,767	6,858	2,816	(6,539)
Other assets and liabilities				(15,218)		(10,304)	(5,833)	(423)	(1,966)
Net cash provided by operations				(560,168)		(114,347)	(19,293)	601,729	138,075
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							0
Expenditures for property, plant and equipment				(287)		(11,765)	(21,563)	(193,898)	(152,814)
Expenditures for deferred turnaround costs				0		0	0	0	0
Expenditures for other assets				0		0	0	0	0
Investment in subsidiaries						12,800	12,800	(10,000)	(44,346)
Capital contributions to subsidiaries							(8,287)	(5,000)
Chalmette Acquisition working capital settlement						0
Proceeds from sale of assets						0	4,802	60,902	133,845
Net cash used in investing activities				(287)		1,035	(984,180)	(729,307)	(63,315)
Cash flows from financing activities:
Additional catalyst lease							0
Contributions from PBF LLC				(97,000)			(450,300)		(328,664)
Distribution to Parent						0	0	0
Distribution to members				(5,252)		(61,667)	(139,434)	(350,658)	(361,352)
Proceeds from affiliate notes payable						635	43,396	347,783	90,631
Repayments of affiliate notes payable						(517)	(53,524)
Proceeds from revolver borrowings				290,000		550,000	550,000	170,000	395,000
Contributions from PBF LLC							0	345,000
Repayments of revolver borrowings				(290,000)			(200,000)	(170,000)	(410,000)
Increase (Decrease) in Due to Other Related Parties				(5,453)
Payment of Financing and Stock Issuance Costs				(12,414)
Business Combination, Payment of Contingent Consideration						0
Proceeds from Rail Facility revolver borrowings								0
Repayments of Rail Facility revolver borrowings							0
Deferred financing costs								(17,108)	(8,501)
Net cash provided by financing activities				108,672		488,451	650,738	825,017	34,442
Net increase (decrease) in cash and cash equivalents				(451,783)		375,139	(352,735)	697,439	109,202
Cash and equivalents, beginning of period	1,257,959			530,085	1,257,959	882,820	882,820	185,381	76,179
Cash and equivalents, end of period		78,302	1,257,959	78,302	530,085	1,257,959	530,085	882,820	185,381
Guarantors Subsidiaries [Member]
Cash flows from operating activities:
Net income		(346,937)	(270,173)	(709,620)		(639,394)	(1,502,243)	(1,228,631)	(1,184,027)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization				107,430		96,645	194,722	178,601	164,550
Stock-based compensation				10,134		9,999	18,296	9,218	6,095
Change in fair value of catalyst lease obligation				1,484		4,633	(1,422)	(10,184)	(3,969)
Deferred income taxes				0		0	0
Non-cash lower of cost or market inventory adjustment				0		(16,780)	0	147,441	123,698
Non-cash change inventory repurchase obligations				0		26,172	0	63,389	(93,246)
Debt extinguishment costs		0		0
Pension and other post retirement benefits costs				17,817		11,891	30,848	19,406	16,174
Equity (income) loss in investee		0		0			0
Distributions from equity method investee				0
Loss (gain) on sale of assets				912		24	150	(105)	0
Loss (gain) on sale of assets		29	24	912		24	150	(105)	0
Equity in earnings (loss) of subsidiaries		(1,442)	0	(3,335)		0	74,507	0	0
Changes in operating assets and liabilities:
Accounts receivable				3,501		6,084	3,058	16,124	(17,976)
Due to/from affiliates							2,046,280	1,133,364	1,328,439
Due to/from affiliates				1,029,667		798,315
Inventories				0		(11,455)	0	(116,074)	20,711
Prepaid expense and other current assets				(14,716)		(12,365)	(2,675)	(2,999)	1,399
Accounts payable				(24,140)		(24,617)	41,025	15,710	(1,697)
Accrued expenses				(42,903)		(2,269)	(353,591)	8,172	471
Deferred revenue				(1,418)		0	1,438	0	0
Other assets and liabilities				(13,881)		(3,305)	(16,238)	(26,769)	(258)
Net cash provided by operations				360,932		243,578	534,155	206,663	360,364
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							(2,659)
Expenditures for property, plant and equipment				(179,019)		(98,259)	(255,434)	(158,361)	(205,508)
Expenditures for deferred turnaround costs				(214,375)		(106,649)	(198,664)	(53,576)	(137,688)
Expenditures for other assets				(23,747)		(21,325)	(42,506)	(8,236)	(17,255)
Investment in subsidiaries						0	0	0	0
Capital contributions to subsidiaries							0	0
Chalmette Acquisition working capital settlement						(2,659)
Proceeds from sale of assets						0	0	0	0
Net cash used in investing activities				(417,141)		(228,892)	(499,263)	(201,131)	(360,451)
Cash flows from financing activities:
Additional catalyst lease							15,589
Contributions from PBF LLC				0			0		0
Distribution to Parent						0	0	0
Distribution to members				0		0	0	0	0
Proceeds from affiliate notes payable						0	0	0	0
Repayments of affiliate notes payable						0	0
Proceeds from revolver borrowings				0		0	0	0	0
Contributions from PBF LLC							0	0
Repayments of revolver borrowings				0			0	0	0
Increase (Decrease) in Due to Other Related Parties				5,453
Payment of Financing and Stock Issuance Costs				0
Business Combination, Payment of Contingent Consideration						0
Proceeds from Rail Facility revolver borrowings								0
Repayments of Rail Facility revolver borrowings							0	0
Deferred financing costs								0	0
Net cash provided by financing activities				5,453		0	15,589	0	0
Net increase (decrease) in cash and cash equivalents				(50,756)		14,686	50,481	5,532	(87)
Cash and equivalents, beginning of period	20,922			56,717	20,922	6,236	6,236	704	791
Cash and equivalents, end of period		5,961	20,922	5,961	56,717	20,922	56,717	6,236	704
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income		10,208	(22,039)	9,655		(45,411)	(74,507)	73,563	52,706
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization				3,823		3,895	9,337	3,719	1,528
Stock-based compensation				0		0	0	0	0
Change in fair value of catalyst lease obligation				0		0	0	0	0
Deferred income taxes				5,123		27,060	19,802
Non-cash lower of cost or market inventory adjustment				0		0	0	0	0
Non-cash change inventory repurchase obligations				0		0			0
Debt extinguishment costs		0		0
Pension and other post retirement benefits costs				0		0	0	0	0
Equity (income) loss in investee		(3,820)		(7,419)			(5,679)
Distributions from equity method investee				12,254
Loss (gain) on sale of assets				0		3,198	8,832	(650)	(618)
Loss (gain) on sale of assets		0	3,198	0		3,198	8,832	(650)	(618)
Equity in earnings (loss) of subsidiaries		0	0	0		0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable				(18,714)		(6,484)	4,158	(6,177)	(6,533)
Due to/from affiliates							(4,626)	(103,084)	(92,181)
Due to/from affiliates				68,107		38,216
Inventories				(37,519)		2,940	18,973	(47,067)	(155,390)
Prepaid expense and other current assets				(8)		198	92	(353)	0
Accounts payable				(2,116)		1,030	7,405	(857)	8,423
Accrued expenses				(29,818)		(9,082)	49,964	(73,834)	191,331
Deferred revenue				12		0	1	0	0
Other assets and liabilities				(11,426)		1,087	1,193	10	(1)
Net cash provided by operations				(8,046)		16,647	34,945	(154,730)	(735)
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							0
Expenditures for property, plant and equipment				(269)		(11)	(5,433)	(106)	(112,138)
Expenditures for deferred turnaround costs				0		0	0	0	0
Expenditures for other assets				0		0	0	0	0
Investment in subsidiaries						0	0	0	0
Capital contributions to subsidiaries							0	0
Chalmette Acquisition working capital settlement						0
Proceeds from sale of assets						6,860	19,890	107,368	68,809
Net cash used in investing activities				(269)		6,849	14,457	124,227	(43,329)
Cash flows from financing activities:
Additional catalyst lease							0
Contributions from PBF LLC				0			0		(44,346)
Distribution to Parent						(12,800)	(12,800)	(10,000)
Distribution to members				0		0	0	0	0
Proceeds from affiliate notes payable						0	0	0	0
Repayments of affiliate notes payable						0	0
Proceeds from revolver borrowings				0		0	0	0	0
Contributions from PBF LLC							8,287	5,000
Repayments of revolver borrowings				0			0	0	0
Increase (Decrease) in Due to Other Related Parties				0
Payment of Financing and Stock Issuance Costs				0
Business Combination, Payment of Contingent Consideration						(6,970)
Proceeds from Rail Facility revolver borrowings								102,075
Repayments of Rail Facility revolver borrowings							(67,491)	(71,938)
Deferred financing costs								0	(3,218)
Net cash provided by financing activities				(3,295)		(19,770)	(37,004)	25,137	78,398
Net increase (decrease) in cash and cash equivalents				(11,610)		3,726	12,398	(5,366)	34,334
Cash and equivalents, beginning of period	32,694			41,366	32,694	28,968	28,968	34,334	0
Cash and equivalents, end of period		29,756	32,694	29,756	41,366	32,694	41,366	28,968	34,334
Combining and Consolidated Adjustments [Member]
Cash flows from operating activities:
Net income		336,729	292,212	699,965		684,805	1,576,750	1,154,420	1,131,321
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization				0		0	0	0	0
Stock-based compensation				0		0	0	0	0
Change in fair value of catalyst lease obligation				0		0	0	0	0
Deferred income taxes				0		0	0
Non-cash lower of cost or market inventory adjustment				0		0	0	0	0
Non-cash change inventory repurchase obligations				0		0			0
Debt extinguishment costs		0		0
Pension and other post retirement benefits costs				0		0	0	0	0
Equity (income) loss in investee		0		0			0
Distributions from equity method investee				0
Loss (gain) on sale of assets				0		0	0	0	0
Loss (gain) on sale of assets		0	0	0		0	0	0	0
Equity in earnings (loss) of subsidiaries		(336,729)	(292,212)	(699,965)		(684,805)	(1,576,750)	(1,154,420)	(1,131,321)
Changes in operating assets and liabilities:
Accounts receivable				0		0	0	0	0
Due to/from affiliates							0	0	0
Due to/from affiliates				0		0
Inventories				0		0	0	0	0
Prepaid expense and other current assets				0		0	0	0	0
Accounts payable				1,463		1,930	1,812	(1,259)	(2,016)
Accrued expenses				0		0	0	0	0
Deferred revenue				0		0	0	0	0
Other assets and liabilities				0		0	0	0	0
Net cash provided by operations				1,463		1,930	1,812	(1,259)	(2,016)
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							0
Expenditures for property, plant and equipment				0		0	0	0	0
Expenditures for deferred turnaround costs				0		0	0	0	0
Expenditures for other assets				0		0	0	0	0
Investment in subsidiaries						(12,800)	(12,800)	10,000	44,346
Capital contributions to subsidiaries							8,287	5,000
Chalmette Acquisition working capital settlement						0
Proceeds from sale of assets						0	0	0	0
Net cash used in investing activities				0		(12,800)	(4,513)	(5,000)	44,346
Cash flows from financing activities:
Additional catalyst lease							0
Contributions from PBF LLC				0			0		44,346
Distribution to Parent						12,800	12,800	10,000
Distribution to members				0		0	0	0	0
Proceeds from affiliate notes payable						0	0	0	0
Repayments of affiliate notes payable						0	0
Proceeds from revolver borrowings				0		0	0	0	0
Contributions from PBF LLC							(8,287)	(5,000)
Repayments of revolver borrowings				0			0	0	0
Increase (Decrease) in Due to Other Related Parties				0
Payment of Financing and Stock Issuance Costs				0
Business Combination, Payment of Contingent Consideration						0
Proceeds from Rail Facility revolver borrowings								0
Repayments of Rail Facility revolver borrowings								0
Deferred financing costs								0	0
Net cash provided by financing activities				0		12,800	4,513	5,000	(44,346)
Net increase (decrease) in cash and cash equivalents				1,463		1,930	1,812	(1,259)	(2,016)
Cash and equivalents, beginning of period	(1,345)			(1,463)	(1,345)	(3,275)	(3,275)	(2,016)	0
Cash and equivalents, end of period		$ 0	$ (1,345)	0	(1,463)	(1,345)	(1,463)	(3,275)	(2,016)
Rail Facility [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings									83,095
Repayments of revolver borrowings				0		(6,970)			(45,825)
Rail Facility [Member] | Issuer [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings									0
Repayments of revolver borrowings									0
Rail Facility [Member] | Guarantors Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings									0
Repayments of revolver borrowings									0
Rail Facility [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings									83,095
Repayments of revolver borrowings									(45,825)
Rail Facility [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from financing activities:
Proceeds from revolver borrowings									0
Repayments of revolver borrowings									0
2023 Senior Secured Notes [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes								500,000
2023 Senior Secured Notes [Member] | Issuer [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes								500,000
2023 Senior Secured Notes [Member] | Guarantors Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes								0
2023 Senior Secured Notes [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes								0
2023 Senior Secured Notes [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes								0
2025 Senior Notes [Member]
Cash flows from financing activities:
Proceeds from 2025 7.25% Senior Notes				725,000		0
Proceeds from 2023 Senior Secured Notes				725,000
2025 Senior Notes [Member] | Issuer [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes				725,000
2025 Senior Notes [Member] | Guarantors Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes				0
2025 Senior Notes [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes				0
2025 Senior Notes [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from financing activities:
Proceeds from 2023 Senior Secured Notes				0
2020 Senior Secured Notes [Member]
Cash flows from financing activities:
Repayments of Long-term Debt				(690,209)		0
2020 Senior Secured Notes [Member] | Issuer [Member]
Cash flows from financing activities:
Repayments of Long-term Debt				(690,209)
2020 Senior Secured Notes [Member] | Guarantors Subsidiaries [Member]
Cash flows from financing activities:
Repayments of Long-term Debt				0
2020 Senior Secured Notes [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Repayments of Long-term Debt				0
2020 Senior Secured Notes [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from financing activities:
Repayments of Long-term Debt				0
Rail Term Loan [Member]
Cash flows from financing activities:
Repayments of Debt				(3,295)
Proceeds from 2025 7.25% Senior Notes							35,000	0	0
Repayments of Long-term Debt				(3,295)		$ 0
Rail Term Loan [Member] | Issuer [Member]
Cash flows from financing activities:
Repayments of Debt				0
Proceeds from 2025 7.25% Senior Notes							0
Rail Term Loan [Member] | Guarantors Subsidiaries [Member]
Cash flows from financing activities:
Repayments of Debt				0
Proceeds from 2025 7.25% Senior Notes							0
Rail Term Loan [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Repayments of Debt				(3,295)
Proceeds from 2025 7.25% Senior Notes							35,000
Rail Term Loan [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from financing activities:
Repayments of Debt				$ 0
Proceeds from 2025 7.25% Senior Notes							0
Chalmette Refinery [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							(2,659)	(565,304)	0
Chalmette Refinery [Member] | Issuer [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired								(601,311)
Chalmette Refinery [Member] | Guarantors Subsidiaries [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired								19,042
Chalmette Refinery [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired								16,965
Chalmette Refinery [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired								0
Torrance Refinery [Member]
Cash flows from operating activities:
Net income					$ 86,394
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	$ (521,350)						(971,932)	$ 0	$ 0
Torrance Refinery [Member] | Issuer [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							(971,932)
Torrance Refinery [Member] | Guarantors Subsidiaries [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							0
Torrance Refinery [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							0
Torrance Refinery [Member] | Combining and Consolidated Adjustments [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired							$ 0